Label	Element	Value
The MidCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The MidCap Value Fund – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and the Example below. There is no sales charge imposed on purchases of shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
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Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in stocks, primarily common stocks, of mid‑cap issuers. These issuers will have public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index (“Index”) at the time of investment. If the market capitalization of a company held by the Fund moves outside this, the Fund may, but is not required to, sell the securities. The equity capitalization range of public companies in the Index was $270 million to $73.3 billion as of December 31, 2023. The Fund may also invest up to 20% of its net assets in small-cap issuers.

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Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks within the Index universe that have an above average dividend yield. As part of the quantitative analysis, the Adviser ranks the dividend-paying stocks within the Index universe according to their level of dividend yields from “low” to “high” among five quintiles in their respective sectors. The Adviser principally selects stocks from among the top three dividend-yield quintiles for inclusion in the Fund’s portfolio. The Fund seeks a higher return than the Index over time through a combination of capital appreciation and dividend income. The Fund utilizes a diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.

•	The Fund may invest a significant amount of its assets from time to time in the financials sector.
•	The Fund will provide shareholders with at least 60 days’ notice before changing its 80% investment policy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a significant amount of its assets from time to time in the financials sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. You can obtain updated performance information at www.commercefunds.com or by calling 1‑800‑995‑6365. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑995‑6365
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commercefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The MidCap Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, it is possible to lose money on an investment in the Fund.
The MidCap Value Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
The MidCap Value Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk: Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as value, may underperform other styles of investing or the market generally.

The MidCap Value Fund | Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Risk: The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
The MidCap Value Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: Common stockholders participate in company profits through dividends and stock market appreciation and, in the event of bankruptcy, distributions, on a pro‑rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

The MidCap Value Fund | Quantitative Model Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Quantitative Model Risk: Securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology system malfunctions. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Value Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Adviser may fail to produce the intended results.
The MidCap Value Fund | Value Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Investing Risk: The Fund emphasizes a value style of investing that focuses on undervalued companies with characteristics for improved valuation. As a result, the Fund is subject to greater risk that the market may not recognize a security’s inherent value for a long time, or a stock judged to be undervalued by the Adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

The MidCap Value Fund | Mid Cap and Small Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mid‑Cap and Small‑Cap Risk: Investing in securities of smaller and mid‑sized companies may be riskier than investing in larger, more established companies. Smaller and mid‑sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

The MidCap Value Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk: The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The MidCap Value Fund | Sector Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as the Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

The MidCap Value Fund | Financials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk: The Fund’s performance may be adversely affected by events affecting the financials sector, if it invests a relatively large percentage of its assets in this sector. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Events affecting the financials sector have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

The MidCap Value Fund | Large Shareholder Purchase and Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder Purchase and Redemption Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

The MidCap Value Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

The MidCap Value Fund | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk: The Fund is new and has no operating history prior to the date of this Prospectus. There can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objectives. The Fund may not be successful in implementing its investment strategy.

The MidCap Value Fund | MidCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Less Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	$ 649

[1]	Other expenses are estimated for the current fiscal year.
[2]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through March 1, 2025. After this date, the Adviser or the Fund may terminate the contractual arrangement.